Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

January 8, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commision

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Short Term Income Fund

(File Nos. 333-114423 and 811-21558)

CIK No. 0001286364

Ladies and Gentlemen:

On behalf of Pioneer Short Term Income Fund, a Delaware statutory trust (the “Fund”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the Supplement to the December 31, 2017, Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, which was filed under Rule 497(e) on December 29, 2017 (SEC Accession No. 0001286364-17-000011).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.